Note 11 - Stock Option Plans (Details) - Stock Option (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 11 - Stock Option Plans (Details) - Stock Option [Line Items]
Options outstanding - 2005 Plan at August 25, 2013	0	3,775,534	0	0
Options Granted	0	790,000	3,890,534	0
Options Granted Weighted Average Exercise Price	$ 0	$ 1.15	$ 0.33	$ 0
Options outstanding - 2005 and 2013 Plans	0		3,775,534	0
Issued (Assumed Warrants With Merger) [Member] | Combined Equity Incentive Plans [Member]
Note 11 - Stock Option Plans (Details) - Stock Option [Line Items]
Options Granted		2,495,951
Options Granted Weighted Average Exercise Price		$ 0.60
Options Granted Weighted Average Remaining Contractual Term		8 years 226 days
Options Granted Aggregate Intrinsic Value		$ 4,295
Combined Equity Incentive Plans [Member]
Note 11 - Stock Option Plans (Details) - Stock Option [Line Items]
Options outstanding - 2005 Plan at August 25, 2013		8 years 292 days
Options Granted		640,000
Options Granted Weighted Average Exercise Price		$ 2.47
Options Granted Weighted Average Remaining Contractual Term		9 years 299 days
Options Granted Aggregate Intrinsic Value		4,331
Expired – 2005 Plan		(22)
Expired – 2005 Plan		$ 4,153.20
Options outstanding - 2005 and 2013 Plans		3,192,849
Options outstanding - 2005 and 2013 Plans		$ 3.81
Options outstanding - 2005 and 2013 Plans		8 years 292 days
Options outstanding - 2005 and 2013 Plans		4,295
Vested or expected to vest at December 31, 2013 - 2005 and 2013 Plans		3,158,470
Vested or expected to vest at December 31, 2013 - 2005 and 2013 Plans		$ 3.86
Vested or expected to vest at December 31, 2013 - 2005 and 2013 Plans		8 years 288 days
Vested or expected to vest at December 31, 2013 - 2005 and 2013 Plans		4,283
Options exercisable at December 31, 2013 - 2005 and 2013 Plans		2,852,010
Options exercisable at December 31, 2013 - 2005 and 2013 Plans		$ 4.05
Options exercisable at December 31, 2013 - 2005 and 2013 Plans		8 years 262 days
Options exercisable at December 31, 2013 - 2005 and 2013 Plans		4,174
Combined Equity Incentive Plans [Member] | 2005 Equity Incentive Plan [Member]
Note 11 - Stock Option Plans (Details) - Stock Option [Line Items]
Options outstanding - 2005 Plan at August 25, 2013		56,920
Options outstanding - 2005 Plan at August 25, 2013		$ 161.46
Options outstanding - 2005 Plan at August 25, 2013		5 years 124 days
Options outstanding - 2005 Plan at August 25, 2013		$ 0
Options outstanding - 2005 and 2013 Plans		5 years 124 days